Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 34,794,341	$ 57,225,234
Prepaid expenses and other assets	378,803	801,147
TOTAL CURRENT ASSETS	35,173,144	58,026,381
PROPERTY AND EQUIPMENT, NET	166,386	861,364
OTHER ASSETS
Investments	3,413,762	3,405,807
Deposits	15,878	86,203
TOTAL ASSETS	38,769,170	62,379,755
CURRENT LIABILITIES
Accounts payable	1,128,644	3,150,677
Accrued compensation	1,078,683	1,597,329
Other accrued expenses	502,452	2,479,697
Current portion of Convertible Senior Notes	7,883,886
TOTAL CURRENT LIABILITIES	10,593,665	7,227,703
Long-term Convertible Senior Notes		17,336,760
TOTAL LIABILITIES	10,593,665	24,564,463
Capital stock
Capital stock	273,132,392	255,054,440
Accumulated deficit	(244,956,887)	(217,239,148)
TOTAL STOCKHOLDERS' EQUITY	28,175,505	37,815,292
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	38,769,170	62,379,755
Class C special stock
Capital stock
Capital stock	391	391
TOTAL STOCKHOLDERS' EQUITY	391	391
Common stock
Capital stock
Capital stock	273,132,001	255,054,049
TOTAL STOCKHOLDERS' EQUITY	$ 273,132,001	$ 255,054,049